Related Party Transactions - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares $ / d	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) shares	Nov. 30, 2016	Jul. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares	Aug. 31, 2014 pool
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			2,155,172
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.32	$ 6.65					$ 6.99	$ 4.57
Proceeds from equity offerings, net of offering costs					$ 8,521,000	$ 7,558,000	$ 242,264,000
Reimbursement of Manager's crewing and manning costs					19,717,000	36,299,000
Working capital advanced to Pool Managers					$ 49,103,000	48,714,000
Minimum threshold for payment of performance fee to Manager (in dollars per share) | $ / shares					$ 3.2
Percentage of performance fee payable on Gross Cash Available for Distribution					20.00%
Performance fees					$ 0	0	0
Percentage of commercial services fee					1.25%
Pool receivable from affiliates					$ 15,550,000	24,598,000
Minimum
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d					275
Maximum
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d					350
Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired											50.00%
Number of commercially managed tanker pools | pool											4
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers					$ 45,100,000	35,700,000
RSA Participants
Related Party Transaction [Line Items]
Pool receivable from affiliates					15,600,000	24,600,000
Lay-up Services
Related Party Transaction [Line Items]
Revenue from related parties					33,000	$ 302,000	0
Number of vessels | vessel						2
Other Income
Related Party Transaction [Line Items]
Revenue from related parties					1,939,000	$ 0	0
Other Income | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue from related parties					1,772,000	5,482,000	4,023,000
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from related parties					7,666,000	0	0
Payable to Manager
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs					8,700,000	8,600,000
Vessels Hire | RSA Participants | Aframax Tankers
Related Party Transaction [Line Items]
Expenses due to hiring vessels					$ 14,100,000	$ 13,100,000	$ 2,100,000
Teekay LNG Operating LLC | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage								30.00%
Principal Maritime Tankers | Class A
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares				7,200,000			7,200,000
Principal Maritime Tankers | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares							4,500,000
TIL
Related Party Transaction [Line Items]
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.7
Percentage of voting interests acquired		88.70%
Shares issued, price per share (in dollars per share) | $ / shares		$ 1.70
TIL | Aframax Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel	6
TIL | Class A
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	88,977,544	88,977,544
Purchase price consideration	$ 151,300,000	$ 151,300,000
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.70	$ 1.70
TIL | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	8,250,000
Private Placement | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			2,155,172
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.32
Proceeds from equity offerings, net of offering costs			$ 5,000,000
Private Placement | Principal Maritime Tankers | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares				4,500,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 6.65
Proceeds from equity offerings, net of offering costs				$ 30,000,000
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired											50.00%